Called up share capital and other equity instruments - HSBC's additional tier 1 capital (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Equity [Line Items]
Other equity instruments	£ 3,930	£ 3,722
Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Other equity instruments	3,930	3,722
Undated Subordinated Resettable Additional Tier 1 instrument issued 2015 (Callable December 2020 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	1,900
Other equity instruments	1,388	1,388
Undated Subordinated Resettable Additional Tier 1 instrument issued 2016 (Callable January 2022 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	235
Other equity instruments	197	197
Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	300
Other equity instruments	263	263
Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards) 2 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	555
Other equity instruments	555	555
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards) 1 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	500
Other equity instruments	500	500
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards) 2 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	250
Other equity instruments	213	213
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable December 2024 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	431
Other equity instruments	431	431
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable January 2025 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	200
Other equity instruments	175	175
Undated Subordinated Resettable Additional Tier 1 instruments issued 2022 (Callable March 2027 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Derivative notional contract amount	250
Other equity instruments	£ 208	£ 0